Tax on Debits and Credits to Bank Accounts	12 Months Ended
Dec. 31, 2017
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Tax on Debits and Credits to Bank Accounts
9. TAX	ON DEBITS AND CREDITS TO BANK ACCOUNTS

The general tax rate is 0.6% (six per thousand) for credits and 0.6% (six per thousand) for debits in the amounts credited to or debited from the Company’s bank accounts. On the amount levied on credits, 0.2% may be considered as a payment to be taken into account when calculating the Income Tax. The 0.4% on credits and 0.6% on debits is included in this line of profit or loss.